The
JPM Institutional
New York
Total Return
Bond Fund


SEMI-ANNUAL REPORT
SEPTEMBER 30, 1996

LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND

November 15, 1996

Dear Shareholder:

We are pleased to report that The JPM Institutional New York Total Return Bond Fund provided attractive absolute returns while also outperforming its competitors, as measured by the Composite High Quality Intermediate New York Municipal Bond Fund Average, for the six-month period ended September 30, 1996. In a challenging environment for municipal bond fund managers, we believe that actively managed security selection and sector allocation in the Fund's Portfolio helped it outperform its competitors. For the six-month period, the Fund returned 2.36% compared with 2.01% for the Composite High Quality Intermediate New York Municipal Bond Fund Average. The Fund fell short, however, of the 2.85% six-month return of its benchmark, the Lehman Brothers New York 1-15 Year Municipal Bond Index. We feel it is important to note that this benchmark is an unmanaged index whose performance does not include fees or operating expenses, and which is not available to individual and/or institutional investors.

The Fund's net asset value remained constant at $10.34 over the period, after making distributions of $0.24 per share from ordinary income, all of which is tax exempt. The Fund's net assets stood at $78.3 million at the end of the reporting period, up from $47.9 million on March 31, 1996. The net assets of The New York Total Return Bond Portfolio, in which the Fund invests, totaled approximately $134.0 million at September 30, 1996.

Elizabeth Augustin is part of our portfolio management team for of the New York Total Return Bond Portfolio, in which the Fund invests. On the following pages, she answers some questions about activity in the Fund over the previous six month period and comments on the outlook for New York bonds over the coming months. We have also added a glossary of terms on page 6. As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at
(800) 766-7722.

Sincerely yours,

/S/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Services


--------------------------------------------------------------------------------
TABLE OF CONTENTS

LETTER TO THE SHAREHOLDERS. . . .  1    GLOSSARY OF TERMS . . . . . . . .  6

FUND PERFORMANCE. . . . . . . . .  2    FUND FACTS AND HIGHLIGHTS . . . .  7

PORTFOLIO MANAGER Q & A . . . . .  3    FINANCIAL STATEMENTS. . . . . . .  9
--------------------------------------------------------------------------------

Fund performance

EXAMINING PERFORMANCE
There are several ways to evaluate a mutual fund's historical performance record. One approach is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.



PERFORMANCE                                            TOTAL RETURNS                  AVERAGE ANNUAL TOTAL RETURNS
                                                     -------------------------      --------------------------------
                                                       THREE          SIX             ONE         SINCE
AS OF SEPTEMBER 30, 1996                               MONTHS         MONTHS          YEAR        INCEPTION*
------------------------------------------------------------------------------      --------------------------------
The JPM Institutional New York
  Total Return Bond Fund                                2.16%          2.36%          4.65%          6.29%
Lehman Brothers New York 1-15
  Year Municipal Bond Index                             2.19%          2.85%          5.85%          7.06%
Composite High Quality Intermediate
  New York Municipal Bond Fund Average                  1.68%          2.01%          3.95%          5.20%
Lipper New York Intermediate
  Municipal Debt Funds Average                          1.83%          2.09%          4.17%          5.72%



*4/11/94 -- COMMENCEMENT OF OPERATIONS (AVERAGE ANNUAL TOTAL RETURNS BASED ON MONTH END FOLLOWING INCEPTION; ACTUAL AVERAGE ANNUAL RETURN SINCE INCEPTION IS 6.20%).
PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ARE NET OF FEES AND ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND INVESTS ALL OF ITS INVESTABLE ASSETS IN THE NEW YORK TOTAL RETURN BOND PORTFOLIO, A SEPARATELY REGISTERED INVESTMENT COMPANY WHICH IS NOT AVAILABLE TO THE PUBLIC BUT ONLY TO OTHER COLLECTIVE INVESTMENT VEHICLES SUCH AS THE FUND. THE LEHMAN BROTHERS NEW YORK 1-15 YEAR MUNICIPAL BOND INDEX REPRESENTS AN UNMANAGED PORTFOLIO IN WHICH INVESTORS MAY NOT DIRECTLY INVEST. THE COMPOSITE HIGH QUALITY INTERMEDIATE NEW YORK MUNICIPAL BOND FUND AVERAGE PERFORMANCE IS DERIVED FROM ALL 19 FUNDS IN THE MORNINGSTAR UNIVERSE HAVING A NEW YORK MUNICIPAL BOND OBJECTIVE, HIGH QUALITY FOCUS, AND AN INTERMEDIATE MATURITY. MORNINGSTAR, INC. AND LIPPER ANALYTICAL SERVICES, INC. ARE LEADING RESOURCES FOR MUTUAL FUND DATA. NO REPRESENTATION IS MADE THAT INFORMATION GATHERED FROM THESE SOURCES IS ACCURATE OR COMPLETE.

Portfolio manager Q&A

[Photo]

This interview was conducted with ELIZABETH AUGUSTIN, Portfolio Manager for the New York Total Return Bond Portfolio, in which the JPM Pierpont Fund invests. Elizabeth joined Morgan in 1983 and has extensive experience across a broad range of markets, including mortgages, convertibles, money markets, and tax exempt securities. This interview was conducted on November 12, 1996 and represents her views on that date.

ELIZABETH, WHAT WERE THE MOST SIGNIFICANT EVENTS FOR THE TAX EXEMPT BOND MARKET IN GENERAL, AND THE NEW YORK MUNICIPAL MARKET IN PARTICULAR, IN THE SIX MONTH PERIOD FROM APRIL 1 TO SEPTEMBER 30?

EA: The flat tax fears that characterized the market last year have not risen again. With less concern about tax reform, demand for municipals remained constant, but issuance fell off as the cost of borrowing rose. As a result, the municipal market performed very well compared to the taxable one.
  In addition, there was a significant tightening of quality spreads, which is to say, the difference in yield between AAA and BBB narrowed. Because BBBs constitute a considerable portion of the New York market, this was positive for the New York sector of the municipal market.

HOW DID WE POSITION THE PORTFOLIO TO RESPOND TO THESE EVENTS?

EA: With a rising rate environment such as we have seen for the last year or so, premium bonds (bonds priced above par value) have had better price performance. The Portfolio had substantial holdings of premiums, and this was beneficial to the Fund's performance. As a complement to those investments, over the course of the last six months we've also purchased zero coupon bonds. The combination of these with the premiums creates an investment that is "current coupon-like," but which has the relatively higher yield and lower volatility of premiums.
  As interest rates leveled off, the Portfolio maintained an essentially neutral duration over the period. It also remained 100% invested in municipal bonds. In addition, credit spreads in the public market tightened to the point where we did not believe investors were being compensated for assuming the additional risk of lower-rated securities. Consequently, we pursued extra yield in the private placement market.

ARE TAX EXEMPT BOND FUNDS SUBJECT TO CYCLICAL SUPPLY AND DEMAND FACTORS AND, IF SO, WHAT ARE SOME OF THESE FACTORS?

EA: Tax exempt securities are certainly subject to factors associated with market cycles. For example, early in the year, when rates were lower, there was some refunding by issuers which provided ample supply to the market. Then, as rates rose, issuers retreated from the market and supply fell off, particularly since early July. This slackening in supply has supported municipal prices, and as a result, municipal securities have outperformed their taxable counterparts over the period.

  An environment of low supply can also make it difficult for managers to find attractive investments, although this has not been a problem for the Portfolio, chiefly because of our in-house trading desk. Our traders have been quite resourceful in uncovering pockets of supply, partly as a result of our traders' wide market coverage, and partly because our considerable institutional presence affords opportunities that lower-volume buyers may not have access to. As a result, we have been able to remain fully invested in municipals.

ORANGE COUNTY EMERGED FROM BANKRUPTCY IN JUNE 1996. HAS THE MUNICIPAL MARKET RETURNED TO PRE-ORANGE COUNTY CONDITIONS, OR DOES IT APPEAR TO HAVE BEEN PERMANENTLY CHANGED BY THE BANKRUPTCY? IF SO, IN WHAT WAYS?

EA: The market appears to have fully recovered from the Orange County bankruptcy. Indeed, recovery bonds were issued this year by Orange County, although we did not participate in the offering because we felt the yields were too low for the risk level. However, the problems in Orange County and in other parts of the municipal market highlight the importance of continuous credit analysis on municipal bonds, and that's what our municipal team does every day.

A MOVEMENT OF IMPROVED FISCAL STABILITY APPEARS TO BE AFFECTING MUNICIPAL GOVERNMENTS EVERYWHERE. GOVERNOR PATAKI WAS ELECTED, IN PART, BY RUNNING ON A PLATFORM OF REDUCED SPENDING AND HAS UNDERTAKEN INITIATIVES, WELFARE REFORM IN PARTICULAR, WHICH, IF SUCCESSFUL, ARE EXPECTED TO REDUCE PUBLIC SPENDING FOR SOCIAL SERVICES. HAS THIS NEW TREND BEEN BENEFICIAL FOR NEW YORK STATE BONDHOLDERS?

EA: There has not been a huge change in fiscal affairs at the state-wide level but, in the context of the Pataki administration, efforts are being made in terms of investor relations. There has been a fair amount of communication about State fiscal affairs, and there is even communication by way of a Website. In the municipal market, where disclosure is very much an issue, these kinds of initiatives are viewed very positively by us and by bondholders in general.

NEW YORK CITY, WHICH IS A LARGE PART OF THE NEW YORK MARKET, APPEARS TO HAVE BEEN ON AN UPSWING OVER THE LAST YEAR OR SO. CRIME RATES ARE DOWN. REAL ESTATE PRICES ARE SOARING. THE GIULIANI ADMINISTRATION IS GETTING HIGH MARKS FOR IMPROVING MUNICIPAL SERVICES WITHOUT UNDERMINING THE BUDGET. HAS THIS APPARENT TURNAROUND HAD ANY EFFECT ON THE VALUE OF NEW YORK CITY BONDS?

EA: These factors have not caused a significant improvement in New York City credit at this juncture, but what they have provided is more stability to the credit than had existed previously. With that in mind, the Portfolio continues to have 13.4% of its total assets invested in New York City at what we consider to be very attractive levels, and we're very comfortable with this allocation.

THE JPM PIERPONT FUND OUTPERFORMED THE LIPPER COMPETITIVE UNIVERSE BY 14 BASIS POINTS OVER THE SIX MONTH PERIOD AND BY 24 BASIS POINTS OVER THE PAST YEAR. IN YOUR OPINION, WHAT FACTORS CONTRIBUTED TO THIS OUTPERFORMANCE?

EA: As mentioned earlier, the Portfolio s participation in the BBB market as spreads tightened was beneficial to the Fund's performance. Also, our strategy of combining premium bonds with zero coupon bonds has provided our Fund with good downside protection in the rising rate environment.
  I would also note that competitive numbers are not risk-adjusted. The Fund's performance has been good but we believe it has also entailed less risk, that is to say less performance variation than its competitors.
  Competitive performance is also reported on a before-tax basis. A portfolio that holds tax exempt securities can still incur substantial tax liabilities as a result of net capital gains and income tax due to accretion of discount bonds. We take these potential liabilities into account in the management of the Portfolio in an effort to maximize performance after taxes. We believe that on an after-tax basis, which is what ultimately matters to the investor, the Fund's performance has been even better than what is suggested by competitive performance numbers.

WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET, AND THE NEW YORK MARKET IN PARTICULAR, OVER THE NEXT SIX MONTHS? ARE THE ELECTION RESULTS LIKELY TO HAVE ANY EFFECT ON MUNIS?

EA: While the low levels of unemployment still represent some inflation risk to the economy, we see the economy as past its peak and therefore feel that inflation risk is minimal. This makes us positive on the bond market in general. We expect municipals to perform strongly as well, unless some factor leads to a resurgence of supply in that market. Additionally, it appears that talk of flat taxes has disappeared, at least for the next four years. With Democratic control of the White House and Republican control of the legislature, we do not anticipate any tax changes that would have a serious impact on the municipal market.

HOW DO YOU EXPECT TO POSITION THE PORTFOLIO GOING FORWARD?

EA: We continue to have a positive outlook on New York. We expect to keep the Portfolio in the intermediate part of the yield curve, which has been, and continues to be, the most attractive area. Over time intermediate-term tax exempts have captured three-quarters of the return of long-term tax exempts with half the volatility.
  We expect to keep the Portfolio 100% invested in municipals and to look for longer positions whenever interest rates rise. We continue to find merit in the Portfolio's premium and zero coupon strategy and will also seek high quality private placements as a source of higher yield. In addition, we expect to maintain the Portfolio s holdings of BBB credits and to add to them when we see value.

GLOSSARY OF TERMS

BASIS POINT: A measure used in quoting bond yields. One basis point equals 0.01% of yield. For example if a bond's yield changed from 10.25% to 11.00%, it would have moved 75 basis points.

CREDIT RATING: The rating assigned to a bond by independent rating agencies such as Standard & Poor's and Moody's. In evaluating creditworthiness, these agencies assess the issuer's present financial condition and future ability and willingness to make principal and interest payments when due.

DURATION: Duration is used as a measure of the relative sensitivity of the price of the security to a change in interest rates. The longer the duration, the more sensitive the bond is to interest rate moves. For example, a bond with a 5-year duration will experience an approximate 5% increase in price if interest rates drop 100 basis points (1%) while a bond with a 10-year duration would see its price rise by approximately 10%.

MATURITY: The date on which the life of a financial instrument ends through cash or physical settlement, or expiration with no value, or the date a security comes due and fully payable. Average maturity refers to the average time to maturity of the entire portfolio.

YIELD CURVE: A graph showing the term structure of interest rates by ranging from the shortest to the longest available. The resulting curve shows if short-term interest rates are higher or lower than long-term rates.

YIELD SPREAD: The difference in yield between different types of securities. For example, if a Treasury bond is yielding 6.5% and a municipal is yielding 5.5%, the spread is 1% or 100 basis points.

ZERO COUPON BOND: A debt instrument sold at a discount to its face value. The bond makes no payments until maturity, at which time it is redeemed at face value. Effectively, the interest received is the difference between face value and the price paid for the security.

Fund facts

INVESTMENT OBJECTIVE
The JPM Institutional New York Total Return Bond Fund seeks to provide a high after-tax total return for New York residents consistent with moderate risk of capital. It is designed for investors subject to federal and New York State income taxes who seek a high after-tax total return and who are willing to receive some taxable income and capital gains to achieve that return.

--------------------------------------------------------------------------------
COMMENCEMENT OF OPERATIONS
4/11/94

--------------------------------------------------------------------------------
NET ASSETS AS OF 9/30/96
$78,311,069

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/20/96

EXPENSE RATIO
The Fund's current annual expense ratio of 0.50% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF SEPTEMBER 30, 1996

SECTOR ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)


[Pie Chart]

/ /  Revenue  64.5%
/ /  General obligations  28.2%
/ /  Short-term & other  4.0%
/ /  Special obligations  2.5%
/ /  Private placements  0.8%

30-DAY SEC YIELD
4.67%

DURATION
6.29 years

QUALITY PROFILE
AAA-A-         76.5%
Other          23.5%

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND (THE "FUND"). SIGNATURE BROKER-DEALER SERVICES, INC. SERVED AS THE FUND'S DISTRIBUTOR PRIOR TO AUGUST 1, 1996.

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN") SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions, and reflect the reimbursement of Fund expenses. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The New York Total Return Bond Portfolio, a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 766-7722.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
Investment in The New York Total Return Bond
  Portfolio ("Portfolio"), at value                 $   78,541,953
Receivable for Expense Reimbursements                       17,677
Deferred Organization Expenses                               5,675
Prepaid Expenses and Other Assets                              366
                                                    --------------
    Total Assets                                        78,565,671
                                                    --------------

LIABILITIES
Dividends Payable to Shareholders                          214,713
Shareholder Servicing Fee Payable                            4,503
Administrative Services Fee Payable                          3,769
Accrued Trustees' Fees and Expenses                            930
Administration Fee Payable                                     251
Fund Services Fee Payable                                      168
Accrued Expenses                                            30,268
                                                    --------------
    Total Liabilities                                      254,602
                                                    --------------

NET ASSETS
Applicable to 7,573,404 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)   $   78,311,069
                                                    --------------
                                                    --------------
Net Asset Value, Offering and Redemption Price Per
  Share                                                     $10.34
                                                             -----
                                                             -----

ANALYSIS OF NET ASSETS
Paid-in Capital                                     $   77,404,077
Undistributed Net Investment Income                            159
Accumulated Net Realized Gain on Investment                 89,576
Net Unrealized Appreciation of Investment                  817,257
                                                    --------------
    Net Assets                                      $   78,311,069
                                                    --------------
                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Allocated Interest Income                                            $    1,574,193
Allocated Portfolio Expenses                                               (134,582)
                                                                     --------------
    Net Investment Income Allocated from Portfolio                        1,439,611

FUND EXPENSES
Shareholder Servicing Fee                           $       22,721
Printing Expenses                                           10,559
Registration Fees                                            8,694
Transfer Agent Fees                                          8,552
Administrative Services Fee                                  8,288
Professional Fees                                            5,042
Administration Fee                                           2,799
Trustees' Fees and Expenses                                  1,559
Fund Services Fee                                            1,418
Amortization of Organization Expenses                        1,186
Miscellaneous                                                  719
                                                    --------------
    Total Fund Expenses                                     71,537
Less: Reimbursement of Expenses                            (54,648)
                                                    --------------

NET FUND EXPENSES                                                            16,889
                                                                     --------------
NET INVESTMENT INCOME                                                     1,422,722

NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM
  PORTFOLIO                                                                  (3,433)

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENT ALLOCATED FROM PORTFOLIO                                       137,912
                                                                     --------------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                         $    1,557,201
                                                                     --------------
                                                                     --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                    SEPTEMBER 30,    FOR THE FISCAL
                                                         1996          YEAR ENDED
                                                     (UNAUDITED)     MARCH 31, 1996
                                                    --------------   --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                               $   1,422,722    $   1,732,704
Net Realized Gain (Loss) on Investment Allocated
  from Portfolio                                           (3,433)         213,249
Net Change in Unrealized Appreciation of
  Investment Allocated from Portfolio                     137,912          296,969
                                                    --------------   --------------
    Net Increase in Net Assets Resulting from
    Operations                                          1,557,201        2,242,922
                                                    --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                  (1,422,563)      (1,732,704)
Net Realized Gain                                              --          (97,660)
                                                    --------------   --------------
    Total Distributions to Shareholders                (1,422,563)      (1,830,364)
                                                    --------------   --------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold       32,156,568       28,537,208
Reinvestment of Dividends and Distributions               391,819          868,071
Cost of Shares of Beneficial Interest Redeemed         (2,298,180)      (2,512,553)
                                                    --------------   --------------
    Net Increase from Transactions in Shares of
    Beneficial Interest                                30,250,207       26,892,726
                                                    --------------   --------------
    Total Increase in Net Assets                       30,384,845       27,305,284

NET ASSETS
Beginning of Period                                    47,926,224       20,620,940
                                                    --------------   --------------
End of Period (including undistributed net
  investment income of $159 and $0, respectively)   $  78,311,069    $  47,926,224
                                                    --------------   --------------
                                                    --------------   --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout each period are as follows:

                                                                                       FOR THE
                                                                                       PERIOD
                                                                                      APRIL 11,
                                                                                        1994
                                                       FOR THE                      (COMMENCEMENT
                                                     SIX MONTHS        FOR THE           OF
                                                        ENDED          FISCAL        OPERATIONS)
                                                    SEPTEMBER 30,    YEAR ENDED          TO
                                                        1996          MARCH 31,       MARCH 31,
                                                     (UNAUDITED)        1996            1995
                                                    -------------   -------------   -------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $  10.34        $  10.11        $  10.00
                                                    -------------   -------------   -------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                       0.24            0.49            0.42
Net Realized and Unrealized Gain on Investment                --            0.25            0.11
                                                    -------------   -------------   -------------
Total from Investment Operations                            0.24            0.74            0.53
                                                    -------------   -------------   -------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                      (0.24)          (0.49)          (0.42)
Net Realized Gain                                             --           (0.02)             --
                                                    -------------   -------------   -------------
Total Distributions to Shareholders                        (0.24)          (0.51)          (0.42)
                                                    -------------   -------------   -------------

NET ASSET VALUE, END OF PERIOD                          $  10.34        $  10.34        $  10.11
                                                    -------------   -------------   -------------
                                                    -------------   -------------   -------------
Total Return                                                2.36%(a)         7.40%          5.49%(a)
                                                    -------------   -------------   -------------
                                                    -------------   -------------   -------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)                $ 78,311        $ 47,926        $ 20,621
Ratios to Average Net Assets
  Expenses                                                  0.50%(b)         0.50%          0.50%(b)
  Net Investment Income                                     4.68%(b)         4.67%          4.65%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                   0.18%(b)         0.17%          0.55%(b)

------------------------
(a)Not annualized.

(b)Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional New York Total Return Bond Fund (the "Fund") is a separate series of The JPM Institutional Funds, a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on April 11, 1994.

The Fund invests all of its investable assets in The New York Total Return Bond Portfolio (the "Portfolio"), a non-diversified open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (59% at September 30, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Substantially all the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $11,787. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    e)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Trust's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Fund's proportionate share of a complex-wide charge based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Pierpont Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the total net assets of the Trust, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period from April 1, 1996 through July 31, 1996, Signature's fee for these services amounted to $2,361. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan Guaranty Trust Company of New York ("Morgan"). FDI also serves as the Fund's distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio of the Fund's net assets to the aggregate net assets of the Trust, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through July 31, 1996, the fee for these services amounted to $438.

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule:
      0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share that its net assets bore to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from April 1, 1996 through July 31, 1996, the fee for these services amounted to $4,519.

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of

THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------
      $7 billion less the complex-wide fees payable to FDI. The allocation of the Fund's portion of this charge is described above (see Note 2a). For the period from August 1, 1996 through September 30, 1996, the fee for these services amounted to $3,769.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.50% of the average daily net assets of the Fund through July 31, 1997. For the six months ended September 30, 1996, Morgan has agreed to reimburse the Fund $54,648 for the expenses under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended September 30, 1996, the fee for these services amounted to $22,721.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $1,418 for the six months ended September 30, 1996.

    e)An annual aggregate fee of $65,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Pierpont Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Fund's allocated portion of the total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $200.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                       FOR THE SIX
                                                      MONTHS ENDED
                                                      SEPTEMBER 30,      FOR THE FISCAL
                                                          1996             YEAR ENDED
                                                       (UNAUDITED)       MARCH 31, 1996
                                                    -----------------   -----------------
Shares of beneficial interest sold................         3,123,711           2,755,927
Reinvestment of dividends and distributions.......            38,123              83,784
Shares of beneficial interest redeemed............          (224,507)           (243,334)
                                                    -----------------   -----------------
Net Increase......................................         2,937,327           2,596,377
                                                    -----------------   -----------------
                                                    -----------------   -----------------

The New York Total Return Bond Portfolio
Semi-Annual Report September 30, 1996
(unaudited)
(The following pages should be read in conjunction with The JPM Institutional New York Total Return Bond Fund
Semi-Annual Financial Statements)

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                         SECURITY    MOODY'S/     MATURITY
(IN THOUSANDS)                SECURITY DESCRIPTION                   TYPE         S&P         DATE        RATE      VALUE
-------------- --------------------------------------------------  --------   -----------  -----------   ------  ------------
LONG-TERM INVESTMENTS (96.4%)
ALASKA (1.2%)
    $2,000     North Slope Borough, (Capital Appreciation, Series
                 A, Zero Coupon), MBIA Insured ..................      GO       Aaa/AAA    06/30/01       0.000% $  1,575,960
                                                                                                                 ------------

ARIZONA (2.0%)
     1,015     Tucson, (Street & Highway User Revenue, Senior
                 Lien, Series 1994-B), MBIA Insured .............      RB       Aaa/AAA    07/01/11       7.500     1,223,958
     1,250     Tucson, (Street & Highway User Revenue, Senior
                 Lien, Series 1994-B), MBIA Insured .............      RB       Aaa/AAA    07/01/12       7.500     1,513,987
                                                                                                                 ------------
                   TOTAL ARIZONA ................................                                                   2,737,945
                                                                                                                 ------------

CALIFORNIA (2.4%)
     1,000     California .......................................      GO        A1/A+     02/01/09       6.600     1,107,720
     1,000     California .......................................      GO        A1/A+     09/01/10       6.500     1,105,580
     1,000     Kaweah Delta Hospital District, Tulare County,
                 (Series F, due 06/01/14) .......................      PP        NR/NR     06/01/97(b)    5.250     1,009,310
                                                                                                                 ------------
                   TOTAL CALIFORNIA .............................                                                   3,222,610
                                                                                                                 ------------

GEORGIA (4.3%)
     3,500     Georgia, (Series D) ..............................      GO       Aaa/AA+    09/01/13       3.250     2,655,905
     1,000     Gwinnett County School District, (Refunding,
                 Series B) ......................................      GO       Aa1/AA     02/01/07       6.400     1,104,200
       750     Municipal Electric Authority, (First Crossover,
                 General Resolution) ............................      SO         A/A      01/01/12       6.500       811,312
     1,000     Municipal Electric Authority, Project 1, (Sixth
                 Crossover), AMBAC Insured ......................      RB       Aaa/AAA    01/01/08       7.000     1,143,510
                                                                                                                 ------------
                   TOTAL GEORGIA ................................                                                   5,714,927
                                                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                         SECURITY    MOODY'S/     MATURITY
(IN THOUSANDS)                SECURITY DESCRIPTION                   TYPE         S&P         DATE        RATE      VALUE
-------------- --------------------------------------------------  --------   -----------  -----------   ------  ------------
ILLINOIS (4.7%)
    $1,355     Chicago Metropolitan Water Reclamation District,
                 (Greater Chicago, Capital Improvement) .........      GO        Aa/AA     12/01/09       5.600% $  1,376,612
     2,200     Chicago Motor Fuel Tax Revenue, (Refunding), AMBAC
                 Insured ........................................      RB       Aaa/AAA    01/01/09       6.125     2,343,418
     2,500     Illinois, Sales Tax Revenue, (Refunding, Series
                 Q) .............................................      RB       A1/AAA     06/15/12       6.000     2,614,000
                                                                                                                 ------------
                   TOTAL ILLINOIS ...............................                                                   6,334,030
                                                                                                                 ------------

MASSACHUSETTS (0.8%)
     1,000     Massachusetts Bay Transportation Authority,
                 General Transportation System, (Refunding,
                 Series A) ......................................      RB        A1/A+     03/01/08       7.000     1,145,120
                                                                                                                 ------------

NEVADA (0.9%)
     2,450     Clark County School District, Zero Coupon,
                 (Refunding, Series B), FGIC Insured ............      GO       Aaa/AAA    03/01/09       0.000     1,220,541
                                                                                                                 ------------

NEW JERSEY (3.2%)
     2,000     New Jersey Transportation Traffic Authority,
                 (Refunding, Series B), MBIA Insured ............      RB       Aaa/AAA    06/15/10       6.500     2,219,160
     2,000     New Jersey Turnpike Authority, (Series A) ........      RB      Baa1/BBB+   01/01/98       5.200     2,022,560
                                                                                                                 ------------
                   TOTAL NEW JERSEY .............................                                                   4,241,720
                                                                                                                 ------------

NEW YORK (69.0%)
     2,250     Grand Central District Management Association
                 Inc., (Business Improvement District,
                 Prerefunded, due 01/01/22) .....................      SO       Aaa/AAA    01/01/02(b)    6.500     2,476,057
       555     Islip, (Prerefunded, due 06/01/01), MBIA
                 Insured ........................................      GO       Aaa/AAA    06/01/98(b)    7.300       594,161

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                         SECURITY    MOODY'S/     MATURITY
(IN THOUSANDS)                SECURITY DESCRIPTION                   TYPE         S&P         DATE        RATE      VALUE
-------------- --------------------------------------------------  --------   -----------  -----------   ------  ------------
NEW YORK (CONTINUED)
    $1,370     Metropolitan Transportation Authority, (NY Service
                 Contract, Commuter Facilities, Refunding, Series
                 N) .............................................      RB      Baa1/BBB    07/01/02       6.625% $  1,472,901
     1,500     Metropolitan Transportation Authority, (NY Service
                 Contract, Commuter Facilities, Refunding, Series
                 O) .............................................      RB      Baa1/BBB    07/01/08       5.750     1,499,850
     1,500     Metropolitan Transportation Authority, (NY
                 Transportation Facilities, Refunding, Series K),
                 MBIA Insured ...................................      RB       Aaa/AAA    07/01/07       6.300     1,650,045
        55     Monroe County, (Public Improvement, Prerefunded,
                 Escrowed to Maturity), AMBAC Insured ...........      GO       Aaa/AAA    06/01/08       5.875        58,213
     1,075     Monroe County, (Public Improvement, Unrefunded
                 Balance), AMBAC Insured ........................      GO       Aaa/AAA    06/01/08       5.875     1,131,061
     2,000     Municipal Assistance Corporation for City of New
                 York, (Refunding, Series 68) .                        RB       Aa/AA-     07/01/99       7.000     2,130,580
     2,000     Municipal Assistance Corporation for City of New
                 York, (Refunding, Series D), AMBAC Insured .....      RB       Aaa/AAA    07/01/00       6.000     2,100,260
     1,475     New York City Municipal Water Finance Authority,
                 (Water and Sewer Systems, Prerefunded, Series A,
                 due 06/15/09) ..................................      RB       NR/AAA     06/15/99(b)    7.375     1,609,771
     1,750     New York City, (Refunding, Series A) .............      GO      Baa1/BBB+   08/01/02       5.750     1,775,795
     1,250     New York City, (Refunding, Series A) .............      GO      Baa1/BBB+   08/01/04       7.000     1,349,788
     6,000     New York City, (Refunding, Series A, due
                 08/01/03) ......................................      GO      Baa1/BBB+   08/01/02(b)    6.250     6,214,980
     1,070     New York City, (Refunding, Series C) .............      GO      Baa1/BBB+   02/01/04       6.000     1,087,644
     1,500     New York City, (Refunding, Series H) .............      GO      Baa1/BBB+   03/15/05       6.500     1,568,340
     1,500     New York City, (Refunding, Series H, Escrowed to
                 Maturity) ......................................      GO       Aaa/AAA    08/01/00       7.875     1,676,415

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                         SECURITY    MOODY'S/     MATURITY
(IN THOUSANDS)                SECURITY DESCRIPTION                   TYPE         S&P         DATE        RATE      VALUE
-------------- --------------------------------------------------  --------   -----------  -----------   ------  ------------
NEW YORK (CONTINUED)
    $3,700     New York State Dormitory Authority, (City
                 University System, Prerefunded, Series A, due
                 07/01/20) ......................................      RB       Aaa/BBB    07/01/00(b)    7.625% $  4,158,800
     1,000     New York State Dormitory Authority, (City
                 University System, Refunding, Series D) ........      RB      Baa1/BBB    07/01/03       8.750     1,192,820
     1,175     New York State Dormitory Authority, (Mental Health
                 Services Facilities Improvements, Series B) ....      RB      Baa1/BBB+   02/15/09       6.500     1,258,625
     1,750     New York State Dormitory Authority, (State
                 University Educational Facilities, Prerefunded,
                 Series B, due 05/15/15) ........................      RB      Aaa/BBB+    05/15/00(b)    7.250     1,939,595
     1,500     New York State Dormitory Authority, (State
                 University Educational Facilities, Refunding,
                 Series A) ......................................      RB      Baa1/BBB+   05/15/04       6.500     1,607,700
     1,500     New York State Dormitory Authority, (State
                 University Educational Facilities, Refunding,
                 Series A), AMBAC Insured .......................      RB       Aaa/AAA    05/15/07       5.500     1,544,925
     1,000     New York State Dormitory Authority, (State
                 University Educational Facilities, Series A) ...      RB      Baa1/BBB    05/15/99       6.625     1,050,480
     1,210     New York State Dormitory Authority, (University of
                 Rochester, Series A) ...........................      RB        A1/A+     07/01/06       6.500     1,331,944
     1,000     New York State Housing Finance Agency, (Service
                 Contract Obligation, Prerefunded, Series A, due
                 09/15/20) ......................................      RB       Aaa/AAA    03/15/01(b)    7.800     1,142,480
     1,250     New York State Local Government Assistance Corp.,
                 (Prerefunded, Series A, due 04/01/16), GO of
                 Corp. ..........................................      RB       Aaa/AAA    04/01/01(b)    7.000     1,391,675

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                         SECURITY    MOODY'S/     MATURITY
(IN THOUSANDS)                SECURITY DESCRIPTION                   TYPE         S&P         DATE        RATE      VALUE
-------------- --------------------------------------------------  --------   -----------  -----------   ------  ------------
NEW YORK (CONTINUED)
    $1,000     New York State Local Government Assistance Corp.,
                 (Prerefunded, Series A, due 04/01/21), GO of
                 Corp. ..........................................      RB       Aaa/AAA    04/01/02(b)    7.125% $  1,133,440
     3,350     New York State Local Government Assistance Corp.,
                 (Refunding, Series E) ..........................      RB         A/A      04/01/14       6.000     3,505,909
     1,000     New York State Local Government Assistance Corp.,
                 (Series A) .....................................      RB         A/A      04/01/00       6.200     1,049,570
     1,000     New York State Local Government Assistance Corp.,
                 (Series C) .....................................      RB         A/A      04/01/12       6.000     1,048,500
     1,500     New York State Medical Care Facilities Finance
                 Agency, (Mental Health Services, Refunding,
                 Series F) ......................................      RB      Baa1/BBB+   02/15/03       6.000     1,556,895
     1,000     New York State Medical Care Facilities Finance
                 Agency, (Prerefunded, due 02/15/19) .                 RB       Aaa/AAA    02/15/99(b)    7.800     1,097,470
     1,565     New York State Medical Care Facilities Finance
                 Agency, (St. Lukes Hospital, Prerefunded, Series
                 B, due 02/15/29), FHA Insured ..................      RB       Aaa/AAA    02/15/00(b)    7.450     1,733,848
     2,000     New York State Power Authority, Revenue & General
                 Purpose, (Refunding, Series W) .................      RB       Aa/AA-     01/01/03       6.625     2,192,700
     2,195     New York State Power Authority, Revenue & General
                 Purpose, (Refunding, Series W) .................      RB       Aa/AA-     01/01/08       6.500     2,406,115
     2,000     New York State Thruway Authority Service Contract,
                 (Local Highway & Bridge) .......................      RB      Baa1/BBB    04/01/05       6.000     2,071,300
     3,000     New York State Thruway Authority, (Highway &
                 Bridge, Series A), MBIA Insured ................      RB       Aaa/AAA    04/01/04       6.250     3,261,510
     2,470     New York State Urban Development Corp., (Center
                 for Industrial Innovation, Refunding) ..........      RB      Baa1/BBB    01/01/06       6.250     2,568,183

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                         SECURITY    MOODY'S/     MATURITY
(IN THOUSANDS)                SECURITY DESCRIPTION                   TYPE         S&P         DATE        RATE      VALUE
-------------- --------------------------------------------------  --------   -----------  -----------   ------  ------------
NEW YORK (CONTINUED)
    $1,155     New York State Urban Development Corp., (Center
                 for Industrial Innovation, Refunding) ..........      RB      Baa1/BBB    01/01/07       6.250% $  1,214,679
       500     New York State Urban Development Corp.,
                 (Correctional Capital Facilities, Prerefunded,
                 Series 1, due 01/01/14) ........................      RB       Aaa/NR     01/01/00(b)    7.750       558,070
     3,000     New York State Urban Development Corp.,
                 (Correctional Capital Facilities, Series 2, due
                 01/01/21) ......................................      RB       Aaa/NR     01/01/01(b)    6.500     3,220,020
     5,250     New York State, (Refunding, Series A) ............      GO        A/A-      07/15/06       6.500     5,793,480
     2,000     New York State, (Refunding, Series A) ............      GO        A/A-      07/15/07       6.000     2,115,440
     3,500     New York State, (Refunding, Series C) ............      GO        A/A-      10/01/04       6.000     3,740,415
     1,030     Suffolk County Water Authority, (due 06/01/04),
                 AMBAC Insured ..................................      RB       Aaa/AAA    06/01/00(b)    6.600     1,120,413
     3,000     Triborough Bridge & Tunnel Authority,
                 (Prerefunded, Series T, due 01/01/20) ..........      RB       Aaa/A+     01/01/01(b)    7.000     3,325,650
     1,000     Triborough Bridge & Tunnel Authority, (Refunding,
                 Series X) ......................................      RB        Aa/A+     01/01/12       6.625     1,118,330
     1,500     Triborough Bridge & Tunnel Authority, (Refunding,
                 Series Y) ......................................      RB        Aa/A+     01/01/07       5.900     1,583,955
                                                                                                                 ------------
                   TOTAL NEW YORK ...............................                                                  92,430,797
                                                                                                                 ------------

PUERTO RICO (5.5%)
     1,750     Puerto Rico Commonwealth Aqueduct & Sewer
                 Authority, (Refunding), MBIA Insured .                RB       Aaa/AAA    07/01/07       6.000     1,878,958
     1,000     Puerto Rico Commonwealth Highway & Transportation
                 Authority, (Series Y), MBIA Insured ............      RB       Aaa/AAA    07/01/06       6.250     1,093,040

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                         SECURITY    MOODY'S/     MATURITY
(IN THOUSANDS)                SECURITY DESCRIPTION                   TYPE         S&P         DATE        RATE      VALUE
-------------- --------------------------------------------------  --------   -----------  -----------   ------  ------------
PUERTO RICO (CONTINUED)
    $1,000     Puerto Rico Commonwealth Highway & Transportation
                 Authority, (Series Y), MBIA Insured ............      RB       Aaa/AAA    07/01/07       6.250% $  1,094,190
     3,000     University of Puerto Rico, (Refunding, Series
                 N) .............................................      RB       Aaa/AAA    06/01/05       6.250     3,291,930
                                                                                                                 ------------
                   TOTAL PUERTO RICO ............................                                                   7,358,118
                                                                                                                 ------------

TEXAS (0.2%)
       200     Austin, Water Sewer & Electric, (Refunding,
                 Escrowed to Maturity) ..........................      RB        A/A-      11/15/97      13.500       220,610
                                                                                                                 ------------

MISCELLANEOUS (0.4%)
       500     Mashantucket Western Pequot Tribe, (Special
                 Revenue, Series A), 144A .......................      RB       Baa/BBB    09/01/02       6.250       511,610
                                                                                                                 ------------

U.S. TREASURY OBLIGATIONS (1.8%)
     2,500     United States Treasury Bonds .....................                          08/15/26       6.750     2,441,675
                                                                                                                 ------------
                   TOTAL LONG TERM INVESTMENTS (COST $127,087,952)  ...........................................   129,155,663
                                                                                                                 ------------
SHORT-TERM INVESTMENTS (2.2%)
GEORGIA (0.4%)
       500     Burke County Development Authority, (PCR, Georgia
                 Power Co., Series 1994, Vogtle Project-4th
                 Series, due 09/01/25) ..........................    VRDN      VMIG1/NR    10/01/96(a)    3.900       500,000
                                                                                                                 ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                         SECURITY    MOODY'S/     MATURITY
(IN THOUSANDS)                SECURITY DESCRIPTION                   TYPE         S&P         DATE        RATE      VALUE
-------------- --------------------------------------------------  --------   -----------  -----------   ------  ------------
NEW YORK (1.8%)
    $  200     New York City Municipal Water Finance Authority,
                 (Water and Sewer Systems, Series 1995A, due
                 06/15/25), FGIC Insured ........................    VRDN     VMIGI/A-1+   10/01/96(a)    4.000% $    200,000
     2,200     New York City, (Series B, due 10/01/20) ..........    VRDN     VMIGI/A-1+   10/01/96(a)    4.000     2,200,000
                                                                                                                 ------------
                   TOTAL NEW YORK ...............................                                                   2,400,000
                                                                                                                 ------------
                   TOTAL SHORT-TERM INVESTMENTS (COST $2,900,000)  ............................................     2,900,000
                                                                                                                 ------------
               TOTAL INVESTMENTS (COST $129,987,952) (98.6%) ..................................................   132,055,663
               OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%) ...................................................     1,934,497
                                                                                                                 ------------
               NET ASSETS (100.0%) ............................................................................  $133,990,160
                                                                                                                 ------------
                                                                                                                 ------------

------------------------------
Note: Based on the cost of investments of $129,987,952 for federal income tax purposes at September 30, 1996, the aggregate gross unrealized appreciation and depreciation was $2,553,337 and $485,626, respectively, resulting in net unrealized appreciation of investments of $2,067,711.

(a)Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature. The actual maturity date is indicated in the security description.

(b)The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

Definition of terms used:

AMBAC - Ambac Indemnity Corp., FHA - Federal Housing Authority, FGIC - Financial Guaranty Insurance Company, GO - General Obligation, GO of Corp. - General Obligation of Corp., MBIA - Municipal Bond Investors Assurance Corp., PCR - Pollution Control Revenue, PP - Private Placement, RB - Revenue Bond, SO - Special Obligation, VRDN - Variable Rate Demand Note.

Crossover Refunded-Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issue in cash and/or securities which have been deposited.

Escrowed to Maturity-Bonds for which cash and/or securities have been deposited with a third party to cover the payments of principal and interest at the maturity of the bond.

Prerefunded-Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

Refunding-Bonds for which the issuer has issued new bonds and cancelled the old issue.

144A-Securities restricted for resale to Qualified Institutional Buyers.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $129,987,952)            $  132,055,663
Cash                                                        24,404
Interest Receivable                                      1,980,269
Deferred Organization Expenses                               5,776
Prepaid Expenses and Other Assets                              647
                                                    --------------
    Total Assets                                       134,066,759
                                                    --------------

LIABILITIES
Advisory Fee Payable                                        31,602
Administrative Services Fee Payable                         10,176
Custody Fee Payable                                          2,777
Accrued Trustees' Fees and Expenses                            613
Fund Services Fee Payable                                      298
Administration Fee Payable                                     252
Accrued Expenses                                            30,881
                                                    --------------
    Total Liabilities                                       76,599
                                                    --------------

NET ASSETS
Applicable to Investors' Beneficial Interests       $  133,990,160
                                                    --------------
                                                    --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income                                                      $    2,958,675

EXPENSES
Advisory Fee                                        $      171,461
Custodian Fees and Expenses                                 26,509
Professional Fees and Expenses                              24,674
Administrative Services Fee                                 15,672
Administration Fee                                           5,082
Fund Services Fee                                            2,757
Trustees' Fees and Expenses                                  2,004
Amortization of Organization Expenses                        1,157
Miscellaneous                                                4,046
                                                    --------------
    Total Expenses                                                          253,362
                                                                     --------------
NET INVESTMENT INCOME                                                     2,705,313

NET REALIZED GAIN ON INVESTMENTS                                              7,928

NET CHANGE IN UNREALIZED APPRECIATION OF
  INVESTMENTS                                                               167,238
                                                                     --------------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                         $    2,880,479
                                                                     --------------
                                                                     --------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     FOR THE SIX
                                                     MONTHS ENDED
                                                    SEPTEMBER 30,    FOR THE FISCAL
                                                         1996          YEAR ENDED
                                                     (UNAUDITED)     MARCH 31, 1996
                                                    --------------   --------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Income                               $   2,705,313    $    3,877,559
Net Realized Gain on Investments                            7,928           547,038
Net Change in Unrealized Appreciation of
  Investments                                             167,238           916,458
                                                    --------------   --------------
    Net Increase in Net Assets Resulting from
    Operations                                          2,880,479         5,341,055
                                                    --------------   --------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          39,141,553        45,071,889
Withdrawals                                            (6,701,367)      (10,574,756)
                                                    --------------   --------------
    Net Increase from Investors' Transactions          32,440,186        34,497,133
                                                    --------------   --------------
    Total Increase in Net Assets                       35,320,665        39,838,188

NET ASSETS
Beginning of Period                                    98,669,495        58,831,307
                                                    --------------   --------------
End of Period                                       $ 133,990,160    $   98,669,495
                                                    --------------   --------------
                                                    --------------   --------------

--------------------------------------------------------------------------------

SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                          FOR THE
                                                                           PERIOD
                                                                           APRIL
                                                    FOR THE               11, 1994
                                                      SIX      FOR THE    (COMMENCEMENT
                                                     MONTHS     FISCAL     OF
                                                     ENDED       YEAR     OPERATIONS)
                                                    SEPTEMBER   ENDED      TO
                                                    30, 1996    MARCH      MARCH
                                                    (UNAUDITED) 31, 1996  31, 1995
                                                    --------   --------   --------

RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.44%(a)   0.44%      0.48%(a)
  Net Investment Income                             4.72%(a)   4.72%      4.59%(a)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                            --         --        0.03%(a)
Portfolio Turnover                                    7 %(b)    41 %       63 %(b)

------------------------
(a)Annualized.

(b)Not annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The New York Total Return Bond Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on April 11, 1994. The Portfolio's investment objective is to provide a high after-tax total return for New York residents consistent with moderate risk of capital. The Portfolio invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of New York. The issuers' ability to meet their obligations may be affected by economic and political developments within the State of New York. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Because of the large number of municipal bond issues outstanding and the varying maturity dates, coupons and risk factors applicable to each issuer's bonds, no readily available market quotations exist for most municipal securities. Securities or other assets for which market quotations are not readily available are valued in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

    b)The Portfolio incurred organization expenses in the amount of $11,473. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations.

    c)Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan a fee at an annual rate of 0.30% of the Portfolio's average daily net assets. For the six months ended September 30, 1996, such fees amounted to $171,461.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Portfolio's proportionate share of a complex-wide charge based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Pierpont Funds, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from April 1, 1996 through July 31, 1996, such fees amounted to $4,617. The Administration Agreement with Signature was terminated July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Pierpont Funds, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 through September 30, 1996, the fee for these services amounted to $465.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from April 1, 1996 through July 31, 1996, the fee for these services amounted to $8,835.

THE NEW YORK TOTAL RETURN BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
SEPTEMBER 30, 1996
--------------------------------------------------------------------------------

      Effective August 1, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.09% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.04% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The allocation of the Portfolio's portion of this charge is described above (see Note 2b). For the period from August 1, 1996 through September 30, 1996, the fee for these services amounted to $6,837.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $2,757 for the six months ended September 30, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds and the Master Portfolios. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $400.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the six months ended September 30, 1996, were as follows:

                                                         COST OF            PROCEEDS
                                                        PURCHASES          FROM SALES
                                                    -----------------   -----------------
Municipal Obligations.............................     $   36,456,970      $    7,389,836
U.S. Government and Agency Obligations............          2,376,171          --
                                                    -----------------   -----------------
                                                       $   38,833,141      $    7,389,836
                                                    -----------------   -----------------
                                                    -----------------   -----------------

THE JPM INSTITUTIONAL MONEY MARKET FUND
THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND
THE JPM INSTITUTIONAL SHORT TERM BOND FUND
THE JPM INSTITUTIONAL BOND FUND
THE JPM INSTITUTIONAL TAX EXEMPT BOND FUND
THE JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND
THE JPM INSTITUTIONAL INTERNATIONAL BOND FUND
THE JPM INSTITUTIONAL DIVERSIFIED FUND
THE JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND
THE JPM INSTITUTIONAL U.S. SMALL COMPANY FUND
THE JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND
THE JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND
THE JPM INSTITUTIONAL EUROPEAN EQUITY FUND
THE JPM INSTITUTIONAL JAPAN EQUITY FUND
THE JPM INSTITUTIONAL ASIA GROWTH FUND


FOR MORE INFORMATION ON THE JPM INSTITUTIONAL FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.